Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Each a series of Advisors Series Trust

November 27, 2007

Supplement to the
Statement of Additional Information (“SAI”)
dated June 28, 2007

Please replace the paragraph titled, “Foreign Investments” on page B-7 of the SAI with the following:

Foreign Investments

Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”).  The Funds reserve the right to invest up to 20% of their net assets in ADRs, dollar-denominated securities and securities denominated in currencies other than the U.S. dollar.

Please also replace the sub-paragraph titled, “Currency Fluctuations” on page B-8 of the SAI with the following:

Currency Fluctuations.  The Funds will invest in securities denominated in U.S. dollars or foreign currencies.  For this reason, the value of the Funds’ assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar.  Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Additionally, please replace the table found in the section titled, “Management” on pages B-13 through B-15 of the SAI with the following:

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Independent Trustees
Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	2	Director, Citigroup Funds, Sound Surgical Technologies, LLC and UBS Management.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
James Clayburn LaForce (age 78, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group and Arena Pharmaceuticals.
Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Independent Director, The Forward Funds.
George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds.
George T. Wofford III (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	2	None.
Officers of the Trust
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman	Indefinite term since September 2007.	President, CEO, US Bancorp Fund Services, LLC since 1991.	N/A	N/A
Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President, Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	N/A	N/A

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).	N/A	N/A

Jeanine M. Bajczyk (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Assistant Vice President, Legal Compliance and Administration, U.S. Bancorp Fund Services, LLC since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC May 2005 to May 2006; Associate Counsel, Strong Financial Corporation January 2001 to May 2005.

				N/A	N/A

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Please retain this Supplement with your Statement of Additional Information for future reference.

The date of this Supplement is November 27, 2007.